FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	1 Months Ended
	Aug. 31, 2025	Dec. 31, 2025
FINANCIAL ASSETS.
Outstanding receivables	€ 7,833
Fair value, financial assets	8,584	€ 8,478
Fair value exceeded by receivable	€ 751
Derivative financial assets		€ 7,713